Note 9 - Asset Retirement Obligations	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of asset retirement obligations [text block]
9.	Asset Retirement Obligations

As at December 31, 2024, the estimated cost of closure is $3,323. The Company maintains a surety bond for $3,450 as financial assurance based on the October 2021 closure plan.

The full estimated closure cost in the new closure plan incorporated a number of new disturbances that have yet to take place, such as new roadways, new chemicals on site, and a new tailings area. The new closure plan also included cost updates relating to remediating disturbances that existed at December 31, 2024. The following assumptions were used to calculate the asset retirement obligation:

●	Discounted cash flows of $2,842 ( December 31, 2023 - $3,126)
●	Closure activities date of 2073 ( December 31, 2023 – 2037)
●	Risk-free discount rate of 3.33% ( December 31, 2023 – 3.98%)
●	Long-term inflation rate of 3.0% ( December 31, 2023 – 3.0%)

The continuity of the asset retirement obligation at December 31, 2024 and 2023 is as follows:

	December 31, 2024	December 31, 2023
Balance at January 1	$3,126	$1,790
Change in estimate from discounting	(562)	126
Accretion	100	—
Change in estimate of costs	178	1,210
Transferred to held for sale	—	—
Balance at December 31	$2,842	$3,126